Performance Management - ETRADE TRUST NO FEE FUNDS	Oct. 31, 2025
E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund is available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

Performance Availability Website Address [Text]	www.morganstanley.com/etrade
Performance Availability Phone [Text]	1-800-869-6397
E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund is available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

Performance Availability Website Address [Text]	www.morganstanley.com/etrade
Performance Availability Phone [Text]	1-800-869-6397
E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund is available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

Performance Availability Website Address [Text]	www.morganstanley.com/etrade
Performance Availability Phone [Text]	1-800-869-6397
E*TRADE No Fee Municipal Bond Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund is available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

Performance Availability Website Address [Text]	www.morganstanley.com/etrade
Performance Availability Phone [Text]	1-800-869-6397
E*TRADE No Fee U.S. Bond Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund is available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

Performance Availability Website Address [Text]	www.morganstanley.com/etrade
Performance Availability Phone [Text]	1-800-869-6397